Commitments & Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Commitments & Contingencies [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 6. COMMITMENTS & CONTINGENCIES

Registration and Shareholders Rights

The holders of the Founder Shares, Private Placement Shares, Special Committee Shares, and Public Warrants (and the Class A ordinary shares issuable upon their exercise) that may be issued on conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement signed prior to or on the effective date of the IPO requiring the Company to register the offer and sale of such securities for resale (in the case of the Founder Shares, only after conversion to our Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers the offer and sale of such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination and rights to require the Company to register the resale of such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

From time to time the Company has entered into and may enter into agreements with various services providers and advisors, including investment banks, to help us identify targets, negotiate terms of potential Business Combinations, consummate a Business Combination and/or provide other services. In connection with these agreements, the Company may be required to pay such service providers and advisors fees in connection with their services to the extent that certain conditions, including the closing of a potential Business Combination, are met. If a Business Combination does not occur, the Company would not expect to be required to pay these contingent fees. There can be no assurance that the Company will complete a Business Combination.

Warrant Amendments

The warrant agreement provides that the terms of the warrants may be amended without the consent of any holder to cure any ambiguity or correct any defective provision but requires the approval by the holders of at least a majority of the then issued and outstanding public warrants to make any change that adversely affects the interests of the registered holders of public warrants. Accordingly, the Company may amend the terms of the public warrants in a manner adverse to a holder if holders of at least a majority of the then issued and outstanding public warrants approve of such amendment. Although the Company’s ability to amend the terms of the public warrants with the consent of at least a majority of the then issued and outstanding public warrants is unlimited, examples of such amendments could be amendments to, among other things, increase the exercise price of the warrants, shorten the exercise period or decrease the number of ordinary shares purchasable upon exercise of a warrant.

Underwriting Agreement

The underwriters were entitled to a cash underwriting discount of two percent (2)% of the gross proceeds of the IPO, or $4,000,000, which was paid at the time of the IPO out of the gross proceeds.

In addition, the underwriters will be entitled to five percent (5)% per unit and seven percent (7)% per over-allotment unit, or $12,100,000 for deferred underwriting commissions. The deferred commissions will be payable only upon completion of the Business Combination.

Financial Advisory Agreements

The Company engaged CCM, an affiliate of a passive member of the Company’s Sponsor, to provide consulting and advisory services in connection with the IPO, for which it will receive an advisory fee equal to 0.6% of the aggregate proceeds of the IPO net of underwriter’s expenses. Affiliates of CCM have and manage investment vehicles with a passive investment in the Sponsor. CCM has agreed to defer the portion of its fee resulting from exercise of the underwriters’ over-allotment option until the consummation of the Company’s Business Combination. The Company will also engage CCM as an advisor in connection with the Company’s Business Combination for which it will earn an advisory fee of 1.05% of the proceeds of the IPO payable at closing of the Company’s Business Combination. CCM is engaged to represent the Company’s interests only. CCM is not participating in the IPO as defined in FINRA Rule 5110(j)(16); it is acting as an independent financial adviser as defined in FINRA Rule 5110(j)(9). As such, CCM is not acting as an underwriter in connection with the IPO, it will not identify or solicit potential investors in the IPO or otherwise be involved in the distribution of the IPO.

On November 11, 2022, the Company entered into an agreement with Jett Capital to to act as Financial Advisor (i) in connection with its potential business combination (as described in the section “Merger Agreement” below) and (ii) in connection with a possible private placement related to business combination. As compensation for Jett Capital’s services the Company will pay Jett Capital a cash fee equal to $500,000, upon the closing of the Business Combination. Jett Capital started providing their services in February 2023.

Merger Agreement

On October 13, 2022, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Zoomcar, Inc., a Delaware corporation (“Zoomcar”), Innovative International Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Innovative (“Merger Sub”), and Greg Moran, in the capacity as the representative of the Zoomcar stockholders (in such capacity, the “Seller Representative”) from and after the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (collectively, the “Merger Transactions”).

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) prior to the Closing, the Company will continue out of the Cayman Islands and re-domesticate into a Delaware corporation (the “Domestication”) and (ii) at the Closing of the Merger Transaction, and following the Domestication, Merger Sub will merge with and into Zoomcar (the “Merger”), with Zoomcar continuing as the surviving entity and wholly-owned subsidiary of the Company, and with each Zoomcar stockholder receiving shares of post-Domestication Company common stock at the Closing (as further described below). Concurrent with the signing of the Merger Agreement, Ananda Small Business Trust, a Nevada Trust (“Ananda Trust”), an affiliate of the Sponsor, invested an aggregate of $10,000,000 in Zoomcar (the “Ananda Trust Investment”), in exchange for a convertible promissory note issued by Zoomcar to Ananda Trust, Zoomcar’s repayment obligation under which will be offset against the obligations of Ananda Trust under the subscription agreement entered into by Ananda Trust and the Company concurrent with the Ananda Trust Investment. Management of the Company reviewed this subscription agreement under the ASC 815 “Derivatives and Hedging” and determined that there are no factors that would preclude its equity treatment and it will be recorded at the closing of the Merger Agreement and upon delivery of the Company’s shares.

As consideration for the Merger, Zoomcar security holders collectively shall be entitled to receive from the Company, in the aggregate, a number of the Company securities with an aggregate value equal to (w) $350,000,000 plus (x) the sum of the aggregate exercise prices of all vested Zoomcar options and all Zoomcar warrants outstanding as of the effective time of the Merger, plus (y) the aggregate amount of a Zoomcar private debt or equity financing of up to $40,000,000, if and to the extent consummated prior to Closing in accordance with the terms of the Merger Agreement (but without giving effect to a discount, if any, of the private financing conversion ratio relative to the per share offset ratio for the Ananda Trust Investment) minus (z) the amount of Zoomcar’s net debt at Closing (the “Merger Consideration”), with each Zoomcar stockholder receiving for each share of Zoomcar common stock held (after giving effect to the exchange of the Zoomcar preferred stock to Zoomcar common stock), a number of shares of post-Domestication Company common stock equal to (i) the quotient of the Merger Consideration divided by the number of then-outstanding shares of Zoomcar on a fully diluted as converted to common stock basis (including Zoomcar India Shares, as defined below), divided by (ii) $10.00 (the “Conversion Ratio”) (the total portion of the Merger Consideration amount payable to all Zoomcar stockholders (the “Zoomcar Stockholders”) in respect of shares of Zoomcar common stock, but excluding Merger Consideration payable in respect of Zoomcar options and warrants, the “Stockholder Merger Consideration”). At Merger Closing, each outstanding Zoomcar option shall, without any further action on the part of the holder thereof, be assumed by Innovative and automatically converted into the right to receive an option to acquire shares of the Company. Each outstanding and unexercised Zoomcar warrant shall automatically, without any action on the part of the holder thereof, be assumed by the Company and converted into a warrant to purchase that number of shares of post-Domestication Company common stock equal to the product of (x) the number of shares of Zoomcar stock subject to such Zoomcar warrant multiplied by (y) the Conversion Ratio. For purposes of determining consideration issuable to Zoomcar security holders under the Merger Agreement, holders of equity interests (“Zoomcar India Shares”) in Zoomcar India Private Limited, a majority-owned subsidiary of Zoomcar, shall be treated as Zoomcar Stockholders, subject in each case, to applicable withholding and other requirements; provided, that, at the Closing, shares of Stockholder Merger Consideration otherwise distributable to holders of Zoomcar India Shares shall be deposited into an escrow account for distribution to holders of Zoomcar India Shares upon completion of applicable legal and contractual requirements, in each case as set forth in the Merger Agreement.

NOTE 6. COMMITMENTS & CONTINGENCIES

Registration and Shareholders Rights

The holders of the Founder Shares, Private Placement Shares, Special Committee Shares, and Public Warrants (and the Class A ordinary shares issuable upon their exercise) that may be issued on conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement signed prior to or on the effective date of the IPO requiring the Company to register the offer and sale of such securities for resale (in the case of the Founder Shares, only after conversion to our Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers the offer and sale of such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination and rights to require the Company to register the resale of such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

From time to time the Company has entered into and may enter into agreements with various services providers and advisors, including investment banks, to help us identify targets, negotiate terms of potential Business Combinations, consummate a Business Combination and/or provide other services. In connection with these agreements, the Company may be required to pay such service providers and advisors fees in connection with their services to the extent that certain conditions, including the closing of a potential Business Combination, are met. If a Business Combination does not occur, the Company would not expect to be required to pay these contingent fees. There can be no assurance that the Company will complete a Business Combination.

Warrant Amendments

The warrant agreement provides that the terms of the warrants may be amended without the consent of any holder to cure any ambiguity or correct any defective provision but requires the approval by the holders of at least a majority of the then issued and outstanding public warrants to make any change that adversely affects the interests of the registered holders of public warrants. Accordingly, the Company may amend the terms of the public warrants in a manner adverse to a holder if holders of at least a majority of the then issued and outstanding public warrants approve of such amendment. Although the Company’s ability to amend the terms of the public warrants with the consent of at least a majority of the then issued and outstanding public warrants is unlimited, examples of such amendments could be amendments to, among other things, increase the exercise price of the warrants, shorten the exercise period or decrease the number of ordinary shares purchasable upon exercise of a warrant.

Underwriting Agreement

The underwriters were entitled to a cash underwriting discount of two percent (2)% of the gross proceeds of the IPO, or $4,000,000, which was paid at the time of the IPO out of the gross proceeds.

In addition, the underwriters will be entitled to five percent (5)% per unit and seven percent (7)% per over-allotment unit, or $12,100,000 for deferred underwriting commissions. The deferred commissions will be payable only upon completion of the Business Combination.

Financial Advisory Agreements

The Company engaged CCM, an affiliate of a passive member of the Company’s Sponsor, to provide consulting and advisory services in connection with the IPO, for which it will receive an advisory fee equal to 0.6% of the aggregate proceeds of the IPO net of underwriter’s expenses. Affiliates of CCM have and manage investment vehicles with a passive investment in the Sponsor. CCM has agreed to defer the portion of its fee resulting from exercise of the underwriters’ over-allotment option until the consummation of the Company’s Business Combination. The Company will also engage CCM as an advisor in connection with the Company’s Business Combination for which it will earn an advisory fee of 1.05% of the proceeds of the IPO payable at closing of the Company’s Business Combination. CCM is engaged to represent the Company’s interests only. CCM is not participating in the IPO as defined in FINRA Rule 5110(j)(16); it is acting as an independent financial adviser as defined in FINRA Rule 5110(j)(9). As such, CCM is not acting as an underwriter in connection with the IPO, it will not identify or solicit potential investors in the IPO or otherwise be involved in the distribution of the IPO.

On November 11, 2022, the Company entered into an agreement with Jett Capital to to act as Financial Advisor (i) in connection with its potential business combination (as described in the section “Merger Agreement” below) and (ii) in connection with a possible private placement related to business combination. As compensation for Jett Capital’s services the Company will pay Jett Capital a cash fee equal to $500,000, upon the closing of the Business Combination. Jett Capital started providing their services in February 2023.

Merger Agreement

On October 13, 2022, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Zoomcar, Inc., a Delaware corporation (“Zoomcar”), Innovative International Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Innovative (“Merger Sub”), and Greg Moran, in the capacity as the representative of the Zoomcar stockholders (in such capacity, the “Seller Representative”) from and after the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (collectively, the “Merger Transactions”).

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) prior to the Closing, the Company will continue out of the Cayman Islands and re-domesticate into a Delaware corporation (the “Domestication”) and (ii) at the Closing of the Merger Transaction, and following the Domestication, Merger Sub will merge with and into Zoomcar (the “Merger”), with Zoomcar continuing as the surviving entity and wholly-owned subsidiary of the Company, and with each Zoomcar stockholder receiving shares of post-Domestication Company common stock at the Closing (as further described below). Concurrent with the signing of the Merger Agreement, Ananda Trust, a Nevada Trust (“Ananda Trust”), an affiliate of the Sponsor, invested an aggregate of $10,000,000 in Zoomcar (the “Ananda Trust Investment”), in exchange for a convertible promissory note issued by Zoomcar to Ananda Trust, Zoomcar’s repayment obligation under which will be offset against the obligations of Ananda Trust under the subscription agreement entered into by Ananda Trust and the Company concurrent with the Ananda Trust Investment. Management of the Company reviewed this subscription agreement under the ASC 815 “Derivatives and Hedging” and determined that there are no factors that would preclude its equity treatment and it will be recorded at the closing of the Merger Agreement and upon delivery of the Company’s shares.

As consideration for the Merger, Zoomcar security holders collectively shall be entitled to receive from the Company, in the aggregate, a number of the Company securities with an aggregate value equal to (w) $350,000,000 plus (x) the sum of the aggregate exercise prices of all vested Zoomcar options and all Zoomcar warrants outstanding as of the effective time of the Merger, plus (y) the aggregate amount of a Zoomcar private debt or equity financing of up to $40,000,000, if and to the extent consummated prior to Closing in accordance with the terms of the Merger Agreement (but without giving effect to a discount, if any, of the private financing conversion ratio relative to the per share offset ratio for the Ananda Trust Investment) minus (z) the amount of Zoomcar’s net debt at Closing (the “Merger Consideration”), with each Zoomcar stockholder receiving for each share of Zoomcar common stock held (after giving effect to the exchange of the Zoomcar preferred stock to Zoomcar common stock), a number of shares of post-Domestication Company common stock equal to (i) the quotient of the Merger Consideration divided by the number of then-outstanding shares of Zoomcar on a fully diluted as converted to common stock basis (including Zoomcar India Shares, as defined below), divided by (ii) $10.00 (the “Conversion Ratio”) (the total portion of the Merger Consideration amount payable to all Zoomcar stockholders (the “Zoomcar Stockholders”) in respect of shares of Zoomcar common stock, but excluding Merger Consideration payable in respect of Zoomcar options and warrants, the “Stockholder Merger Consideration”). At Merger Closing, each outstanding Zoomcar option shall, without any further action on the part of the holder thereof, be assumed by Innovative and automatically converted into the right to receive an option to acquire shares of the Company. Each outstanding and unexercised Zoomcar warrant shall automatically, without any action on the part of the holder thereof, be assumed by the Company and converted into a warrant to purchase that number of shares of post-Domestication Company common stock equal to the product of (x) the number of shares of Zoomcar stock subject to such Zoomcar warrant multiplied by (y) the Conversion Ratio. For purposes of determining consideration issuable to Zoomcar security holders under the Merger Agreement, holders of equity interests (“Zoomcar India Shares”) in Zoomcar India Private Limited, a majority-owned subsidiary of Zoomcar, shall be treated as Zoomcar Stockholders, subject in each case, to applicable withholding and other requirements; provided, that, at the Closing, shares of Stockholder Merger Consideration otherwise distributable to holders of Zoomcar India Shares shall be deposited into an escrow account for distribution to holders of Zoomcar India Shares upon completion of applicable legal and contractual requirements, in each case as set forth in the Merger Agreement.

NOTE 6. COMMITMENTS & CONTINGENCIES

Registration and Shareholders Rights

The holders of the Founder Shares, Private Placement Shares, Special Committee Shares, and Public Warrants (and the Class A ordinary shares issuable upon their exercise) that may be issued on conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement signed prior to or on the effective date of the IPO requiring the Company to register the offer and sale of such securities for resale (in the case of the Founder Shares, only after conversion to our Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers the offer and sale of such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination and rights to require the Company to register the resale of such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

From time to time the Company has entered into and may enter into agreements with various services providers and advisors, including investment banks, to help the Company identify targets, negotiate terms of potential Business Combinations, consummate a Business Combination and/or provide other services. In connection with these agreements, the Company may be required to pay such service providers and advisors fees in connection with their services to the extent that certain conditions, including the closing of a potential Business Combination, are met. If a Business Combination does not occur, the Company would not expect to be required to pay these contingent fees. There can be no assurance that the Company will complete a Business Combination.

Warrant Amendments

The warrant agreement provides that the terms of the warrants may be amended without the consent of any holder to cure any ambiguity or correct any defective provision but requires the approval by the holders of at least a majority of the then issued and outstanding public warrants to make any change that adversely affects the interests of the registered holders of public warrants. Accordingly, the Company may amend the terms of the public warrants in a manner adverse to a holder if holders of at least a majority of the then issued and outstanding public warrants approve of such amendment. Although the Company’s ability to amend the terms of the public warrants with the consent of at least a majority of the then issued and outstanding public warrants is unlimited, examples of such amendments could be amendments to, among other things, increase the exercise price of the warrants, shorten the exercise period or decrease the number of ordinary shares purchasable upon exercise of a warrant.

Underwriting Agreement

The underwriters were entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the IPO, or $4,000,000, which was paid at the time of the IPO out of the gross proceeds.

In addition, the underwriters will be entitled to five percent (5%) per unit and seven percent (7%) per over-allotment unit, or $12,100,000 for deferred underwriting commissions. The deferred commissions will be payable only upon completion of the Business Combination.

Financial Advisory Agreements

The Company engaged CCM, an affiliate of a passive member of the Company’s Sponsor, to provide consulting and advisory services in connection with the IPO, for which it will receive an advisory fee equal to 0.6% of the aggregate proceeds of the IPO net of underwriter’s expenses. Affiliates of CCM have and manage investment vehicles with a passive investment in the Sponsor. CCM has agreed to defer the portion of its fee resulting from exercise of the underwriters’ over-allotment option until the consummation of the Company’s Business Combination. The Company will also engage CCM as an advisor in connection with the Company’s Business Combination for which it will earn an advisory fee of 1.05% of the proceeds of the IPO payable at closing of the Company’s Business Combination. CCM is engaged to represent the Company’s interests only. CCM is not participating in the IPO as defined in FINRA Rule 5110(j)(16); it is acting as an independent financial adviser as defined in FINRA Rule 5110(j)(9). As such, CCM did not act as an underwriter in connection with the IPO.

On November 11, 2022, the Company entered into an agreement with Jett Capital to act as Financial Advisor (i) in connection with its potential business combination (as described in the section “Merger Agreement” below) and (ii) in connection with a possible private placement related to business combination. As compensation for Jett Capital’s services the Company will pay Jett Capital a cash fee equal to $500,000, upon the closing of the Business Combination. Jett Capital started providing their services in February 2023.

Merger Agreement

On October 13, 2022, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Zoomcar, Inc., a Delaware corporation (“Zoomcar”), Innovative International Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Innovative (“Merger Sub”), and Greg Moran, in the capacity as the representative of the Zoomcar stockholders (in such capacity, the “Seller Representative”) from and after the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (collectively, the “Merger Transactions”).

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) prior to the Closing, the Company will continue out of the Cayman Islands and re-domesticate into a Delaware corporation (the “Domestication”) and (ii) at the Closing of the Merger Transaction, and following the Domestication, Merger Sub will merge with and into Zoomcar (the “Merger”), with Zoomcar continuing as the surviving entity and wholly-owned subsidiary of the Company, and with each Zoomcar stockholder receiving shares of post-Domestication Company common stock at the Closing (as further described below). Concurrent with the signing of the Merger Agreement, Ananda Small Business Trust, a Nevada Trust (“Ananda Trust”), an affiliate of the Sponsor, invested an aggregate of $10,000,000 in Zoomcar (the “Ananda Trust Investment”), in exchange for a convertible promissory note issued by Zoomcar to Ananda Trust, Zoomcar’s repayment obligation under which will be offset against the obligations of Ananda Trust under the subscription agreement entered into by Ananda Trust and the Company concurrent with the Ananda Trust Investment. Management of the Company reviewed this subscription agreement under the ASC 815 “Derivatives and Hedging” and determined that there are no factors that would preclude its equity treatment and it will be recorded at the closing of the Merger Agreement and upon delivery of the Company’s shares.

As consideration for the Merger, Zoomcar security holders collectively shall be entitled to receive from the Company, in the aggregate, a number of the Company securities with an aggregate value equal to (w) $350,000,000 plus (x) the sum of the aggregate exercise prices of all vested Zoomcar options and all Zoomcar warrants outstanding as of the effective time of the Merger, plus (y) the aggregate amount of a Zoomcar private debt or equity financing of up to $40,000,000, if and to the extent consummated prior to Closing in accordance with the terms of the Merger Agreement (but without giving effect to a discount, if any, of the private financing conversion ratio relative to the per share offset ratio for the Ananda Trust Investment) minus (z) the amount of Zoomcar’s net debt at Closing (the “Merger Consideration”), with each Zoomcar stockholder receiving for each share of Zoomcar common stock held (after giving effect to the exchange of the Zoomcar preferred stock to Zoomcar common stock), a number of shares of post-Domestication Company common stock equal to (i) the quotient of the Merger Consideration divided by the number of then-outstanding shares of Zoomcar on a fully diluted as converted to common stock basis (including Zoomcar India Shares, as defined below), divided by (ii) $10.00 (the “Conversion Ratio”) (the total portion of the Merger Consideration amount payable to all Zoomcar stockholders (the “Zoomcar Stockholders”) in respect of shares of Zoomcar common stock, but excluding Merger Consideration payable in respect of Zoomcar options and warrants, the “Stockholder Merger Consideration”). At Merger Closing, each outstanding Zoomcar option shall, without any further action on the part of the holder thereof, be assumed by Innovative and automatically converted into the right to receive an option to acquire shares of the Company. Each outstanding and unexercised Zoomcar warrant shall automatically, without any action on the part of the holder thereof, be assumed by the Company and converted into a warrant to purchase that number of shares of post-Domestication Company common stock equal to the product of (x) the number of shares of Zoomcar stock subject to such Zoomcar warrant multiplied by (y) the Conversion Ratio. For purposes of determining consideration issuable to Zoomcar security holders under the Merger Agreement, holders of equity interests (“Zoomcar India Shares”) in Zoomcar India Private Limited, a majority-owned subsidiary of Zoomcar, shall be treated as Zoomcar Stockholders, subject in each case, to applicable withholding and other requirements; provided, that, at the Closing, shares of Stockholder Merger Consideration otherwise distributable to holders of Zoomcar India Shares shall be deposited into an escrow account for distribution to holders of Zoomcar India Shares upon completion of applicable legal and contractual requirements, in each case as set forth in the Merger Agreement.